Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	As at March 31,
	2019		2019	2018
	(In millions)
Cash balances	US$	4.2	Rs. 292.1	Rs. 314.2
Balances with banks (including deposits with original maturity of up to three months)		3,113.4	215,305.9	146,853.3

Total	US$	3,117.6	Rs.215,598.0	Rs.147,167.5